Derivative liabilities (Tables)	3 Months Ended
Mar. 31, 2022
Derivative liabilities.
Schedule of changes in fair values of the derivative liability

	March 31,	December 31,
	2022	2021
Balance, beginning	$191,203	$17,899,855
Decrease of derivative liabilities for warrants priced in USD per change in functional currency	—	(17,899,855)
Recognize of derivative liabilities for warrants priced in CAD per change in functional currency	—	32,439,081
Warrants exercised	—	(13,327,450)
Changes in fair value of derivative liabilities	(122,425)	(18,920,428)
Balance, ending	$68,778	$191,203

Schedule of changes in DSU

The changes in DSUs during the three months ended March 31, 2022 are as follows:

	Number of
	DSU	Amount
Balance, December 31, 2021	84,581	$53,362
Issuance	9,375	—
Stock-based compensation expense	—	73,136
Changes in fair value of derivative liabilities	—	24,144
Balance, March 31, 2022	93,956	$150,643